SHARE-BASED COMPENSATION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 05, 2011	Feb. 23, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2015	Dec. 31, 2013
Employees [Member]
Share-based Compensation [Abstract]
Shares repurchased during the period (in shares)				13,000	13,500
Employees [Member] | Restricted Stock Awards [Member]
Restricted shares - Employees [Roll Forward]
Non-vested at beginning of period (in shares)			138,665
Granted during the year (in shares)			0	4,500
Vested during the year (in shares)			(26,500)
Forfeited during the year (in shares)			0
Non-vested at end of period (in shares)			112,165	138,665
Weighted-average grant-date fair value - Employees [Abstract]
Non-vested at beginning of period (in dollars per share)			$ 13.55
Granted during the year (in dollars per share)			0	$ 9.13
Vested during the year (in dollars per share)			9.84
Forfeited during the year (in dollars per share)			0
Non-vested at end of period (in dollars per share)			$ 14.43	$ 13.55
2011 Equity Incentive Plan [Member]
Share-based Compensation [Abstract]
Vesting requirement lifted for shares (in shares)									174,000
Shares available for future issuance (in shares)								137,665
Total compensation cost for the period			$ 0.4	$ 0.5	$ 0.4
Treasury shares (in shares)			22,000
Restricted shares - Employees [Roll Forward]
Granted during the year (in shares)							400,000
2011 Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation [Abstract]
Share-based compensation arrangement shares cliff vesting period			4 years
2011 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation [Abstract]
Share-based compensation arrangement shares cliff vesting period			5 years
2011 Equity Incentive Plan [Member] | Employees and Non Employees [Member] | Restricted Stock Awards [Member]
Share-based Compensation [Abstract]
Share-based compensation arrangement shares cliff vesting period			4 years
Common shares repurchased at fair value (in shares)						33,000
Fair value of shares issued to manager (in dollars per share)						$ 9.84
Unrecognized compensation cost related to unvested restricted stock			$ 0.4
Weighted average period to recognize the unrecognized compensation cost			8 months 12 days
Restricted shares - Employees [Roll Forward]
Granted during the year (in shares)	74,000	326,000